Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
PurePressure [Member]
Business Combinations (Tables) [Line Items]
Schedule of components and the allocation of the purchase price

The Company has prepared purchase price allocations for the business combination. The following table sets forth the components and the allocation of the purchase price for the business combination:

(In thousands)
Purchase price consideration
Closing proceeds	$4,002
Transaction expenses	80
Closing buyer shares	1,904
Holdback buyer shares	816
Earn-out consideration	1,420
Working capital adjustment	(255)
Fair value of total consideration transferred	7,967
Total purchase price, net of cash acquired	$7,402

Fair value allocation of purchase price
Cash and cash equivalents	$565
Accounts receivable	511
Inventory	2,130
Prepaid expenses and other current receivables	55
Right – of-use assets, net	304
Property and equipment, net	177
Prepaid and refundable taxes	194
Accounts payable, accrued expenses, and other current liabilities	(1,224)
Deferred revenue	(963)
Deferred tax liability	(237)
Finance lease liabilities, current	(36)
Finance lease liabilities, non-current	(35)
Operating lease liabilities, current	(112)
Operating lease liabilities, non-current	(192)
Acquired intangible assets	2,462
Goodwill	4,368
Total purchase price	$7,967
(In thousands)
Purchase price consideration
Closing proceeds	$3,613
Indebtedness paid	320
Transaction expenses	115
Closing buyer shares	2,211
Holdback buyer shares	654
Earn-out consideration	707
Working capital adjustment	330
Fair value of total consideration transferred	7,950
Total purchase price, net of cash acquired	$7,647

Fair value allocation of purchase price
Cash and cash equivalents	$303
Accounts receivable, net	48
Inventory	1,537
Property and equipment, net	219
Right-of-use assets, net	191
Prepaid expenses and other current receivables	61
Other non-current assets	16
Accounts payable and accrued expenses	(765)
Deferred revenue	(762)
Operating lease liabilities, current	(117)
Operating lease liabilities, non-current	(74)
Finance lease liabilities, current	(4)
Finance lease liabilities, non-current	(10)
Notes payable, current	(260)
Notes payable, non-current	(12)
Acquired intangible assets	3,037
Goodwill	4,542
Total purchase price	$7,950

Precision and Cascade [Member]
Business Combinations (Tables) [Line Items]
Schedule of components and the allocation of the purchase price

The following table sets forth the components and the allocation of the purchase price for the business combination:

(In thousands)
Purchase price consideration
Cash paid to Sinclair Members at the close	$23,000
Cash contributed to escrow accounts at the close	7,000
Cash paid for excess net working capital	1,430
Stock issued at the close	14,535
Fair value of contingent consideration to be achieved	3,953
Fair value of total consideration transferred	49,918
Total purchase price, net of cash acquired	$48,630

Fair value allocation of purchase price
Cash and cash equivalents	$1,288
Accounts receivable	897
Inventory	6,761
Prepaid expenses and other current receivables	1,736
Property and equipment, net	970
Right-of-use assets, net	730
Capitalized web costs, net	2
Accounts payable and accrued expenses	(9,223)
Deferred revenue	(5,419)
Long-term debt	(1,961)
Operating lease liabilities, current	(392)
Operating lease liabilities, non-current	(362)
Acquired intangible assets	9,889
Goodwill	45,002
Total purchase price	$49,918

Precision and Cascade [Member]
Business Combinations (Tables) [Line Items]
Schedule of intangible assets consist of trade names, technology, and customer relationships

Identified intangible assets consist of trade names, technology, and customer relationships. The fair value of intangible assets and the determination of their respective useful lives were made in accordance with ASC 805 and are outlined in the table below:

(In thousands)	Asset Value	Useful Life
Identified intangible assets
Trade names	$317	5 years
Acquired developed technology	1,432	8 years
Customer relationships	713	6 years
Total identified intangible assets	$2,462
(In thousands)	Asset Value	Useful Life
Identified intangible assets
Trade names	$1,260	6 to 7 years
Acquired developed technology	3,818	5 years
Non-compete agreements	1,202	5 years
Customer relationships	3,609	7 to 8 years
Total identified intangible assets	$9,889
(In thousands)	Asset Value	Useful Life
Identified intangible assets
Trade name	$227	5 years
Acquired developed technology	1,093	8 years
Customer relationships	1,717	5 years
Total identified intangible assets	$3,037